U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

May 4, 2007

Via Edgar Transmission

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Baird Funds, Inc. (the “Registrant”)
File Nos.: 333-40128 and 811-09997

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Registrant on behalf of its series, the Baird LargeCap Fund, MidCap Fund and SmallCap Fund, and the Baird Intermediate Bond Fund, Aggregate Bond Fund, Intermediate Municipal Bond Fund, Core Plus Bond Fund and Short Term Bond Fund, (the “Funds”), hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated May 1, 2007, and filed electronically as Post-Effective Amendment No. 17 to the Funds’ Registration Statement on Form N-1A on April 27, 2007.

If you have any questions, concerning the foregoing, please contact the undersigned at (414) 765-5348.

Sincerely,

/s/ Angela L. Pingel

Angela L. Pingel
For US Bancorp Fund Services, LLC